Fees Summary	Jan. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,575,000
Previously Paid Amount	0.00
Total Fee Amount	631.81
Total Offset Amount	0.00
Net Fee	631.81
Narrative - Max Aggregate Offering Price	$ 4,575,000
Final Prospectus	true